Group assets and liabilities - measurement - Level 3 investment properties (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	£ 470,498
Assets at end of period	493,941	£ 470,498
At fair value | Level 3
Reconciliation of movements in level 3 assets measured at fair value
Net unrealised gains of investment properties still held at end of year	394	286
At fair value | Investment properties
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	14,646
Assets at end of period	16,497	14,646
At fair value | Investment properties | Level 3
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	14,646	13,422
Total gains in income statement	415	273
Total (losses)/gains recorded as other comprehensive income	(21)	97
Purchases	2,048	1,527
Sales	(591)	(632)
Transfers out of Level 3		(41)
Assets at end of period	£ 16,497	£ 14,646